BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) $ in Thousands			3 Months Ended								12 Months Ended
	Oct. 16, 2014 shares	Jul. 02, 2012 shares	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Share-based Compensation
Vesting period over which the cost of RSAs and PSAs is recognized											4 years
Pension Plan and Other Post-Retirement Benefits
Number of non-qualified plans | item											2
Income Taxes
Minimum number of states in which entity operates | item											1
Revenue Recognition
Period over which print advertising and publishing revenues recognized based on life of related directory											12 months
Revenue recorded			$ 186,014	$ 149,040	$ 151,036	$ 149,648	$ 147,956	$ 150,773	$ 151,320	$ 151,528	$ 635,738	$ 601,577	$ 477,877
Advertising costs
Advertising expense											8,200	7,600	5,100
Statement of Cash Flows Information
Interest, net of amounts capitalized											73,400	80,693	63,541
Interest capitalized											1,437	1,215	515
Income taxes paid, net											$ 5,311	960	4,991
Noncash investing and financing activities:
Equipment acquired under capital lease							$ 800					$ 800	400
Enventis
Noncash investing and financing activities:
Number of shares issued on date of merger | shares	10,100,000										10,100,000
Value of shares issued in connection with the merger			$ 257,700								$ 257,700
SureWest
Noncash investing and financing activities:
Number of shares issued on date of merger | shares		9,965,983
Value of shares issued in connection with the merger													$ 148,400